INTEREST-BEARING LOANS AND BORROWING	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INTEREST-BEARING LOANS AND BORROWING

23.	INTEREST-BEARING LOANS AND BORROWING

	2025	2024

Secured bank loans	80.9	96.9
Other secured loans	176.0	227.1
Lease liabilities	1,962.7	1,852.3
Non-current liabilities	2,219.6	2,176.3

Secured bank loans	18.8	18.4
Other secured loans	135.5	145.2
Lease liabilities	1,013.0	1,112.8
Current liabilities	1,167.3	1,276.4

Total	3,386.9	3,452.7

Additional information regarding the exposure of the Company to interest rates, foreign currency risk and debt repayment schedule is disclosed in note 28 - Financial instruments and risks.

As at December 31, 2025 and 2024 the Company’s debts were exposed to the following interest rates:

		2025			2024
Debt instruments	Average rate %	Non-current	Current	Average rate %	Non-current	Current
Debt denominated in USD - fixed rate	2.39%	6.5	3.3	8.00%	-	3.8
Other Latin American currencies - fixed rate	15.15%	477.7	150.9	12.98%	319.5	190.7
Debt denominated in CAD - fixed rate	5.54%	187.1	127.6	5.78%	289.7	149.6
Reais debt - floating rate (TR)	9.56%	80.9	16.1	9.48%	96.9	14.7
Reais debt - ICMS fixed rate	2.87%	60.0	87.5	2.92%	122.4	107.2
Reais debt - ICMS floating rate	6.26%	116.0	47.9	6.36%	104.7	38.0
Reais debt - fixed rate	11.73%	1,291.4	734.0	11.06%	1,243.1	772.4
Total		2,219.6	1,167.3		2,176.3	1,276.4

23.1 Changes in liabilities arising from financing activities

The tables below detail the changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flow was, or future cash flow will be classified in the company’s consolidated statement of cash flow from financing activities.

	2025		2024
	Non - current liabilities	Current liabilities	Non - current liabilities	Current liabilities
Opening balance	2,176.3	1,276.4	2,203.0	1,298.1
Proceeds	51.1	-	53.6	435.5
Payments	-	(177.5)	-	(604.7)
Exchange differences	(67.8)	(31.9)	116.4	55.6
Transfers between current and non-current	(893.0)	893.0	(1,009.9)	1,009.9
New lease agreements	928.3	408.0	775.6	428.9
Interest on leases	-	74.7	-	182.3
Lease payments	-	(1,227.0)	-	(1,513.0)
Other movements	24.7	(48.4)	37.6	(16.2)
Final balance	2,219.6	1,167.3	2,176.3	1,276.4

23.2 Maturity of contracts

The above amounts have the following expect payment flow:

						Balance as at December 31,
	2025	2026	2027	2028	>2029	2025
Secured bank loans	18.8	17.6	19.2	44.1	-	99.7
Other secured loans	135.5	104.8	54.5	5.6	11.1	311.5
Lease liabilities	1,013.0	743.3	525.6	307.2	386.6	2,975.7
	1,167.3	865.7	599.3	356.9	397.7	3,386.9

23.3 Contractual clauses (covenants)

As at December 31, 2025, as at December 31, 2024, and up to the date of issuance of these consolidated financial statements, no events of default, breaches of covenants, or significant contractual changes occurred that would result in changes to the payment terms of loan and financing agreements.

Most loan contracts contain contractual covenants, including financial covenants, including maintenance of the Company's assets, purposing to assure that all remain under usage condition; restrictions on acquisitions, mergers, sales or disposals of its assets; disclosure of financial statements and the balance sheet.

These clauses are applicable from the date of execution and effectiveness of each contract to the extent that the events mentioned in the contract occur. Depending on the materiality of each event and its potential adverse effects on the Company and /or its subsidiaries or the rights of its creditors, contractual penalties may be applied, including the early maturity of the respective contract.

In certain contracts, in the event of occurrence of any of the events set out in the restrictive clauses, the Company may be granted a grace period to resolve any contractual defaults, in order to avoid any penalties resulting from the breach of its obligations.

As of December 31, 2025, as well as of December 31, 2024, the Company was in compliance with all of its contractual obligations for its loans and financing.

23.4 Guarantees and contractual counterparts

The loans and financing contracted by the Company provide for the provision of various guarantees, such as sureties and real estate. In relation to tax incentives on financing or subsidized loans, these are subject to the fulfillment of several commitments according to the legislation or contracts upon which those incentives are based on, such as (i) maintenance or creation of jobs positions in the long term; (ii) investments; (iii) increase in production capacity; (iv) commitments on tax collection; (v) maintenance of tax good standing, among others. These obligations refer to facts under the Company’s control. These commitments are applicable as from the signature date of the respective contracts related to the tax incentives.

23.5 Leasing contracts regarding the term and discount rate (Brazil)

The Company estimated the discount rates based on the risk-free interest rates observable in the Brazilian market over the terms of its contracts, adjusted to its specific circumstances (i.e. the credit 'spreads'). These spreads are based on surveys conducted with financial institutions. The table below presents the weighted average rates applied, considering the terms of the existing contracts:

Rate %
Lease Term	2025
2025 - 2029	12.23%
2030 - 2040	12.94%

Accounting policies

Interest-bearing loans and borrowing are recognized initially at fair value less attributable transaction costs. After to their initial recognition, interest-bearing loans and borrowing are stated at amortized cost, with any differences between the initial and maturity amounts recognized in the income statement over the expected life of the instrument on an effective interest rate basis.

Borrowing costs directly related to the acquisition, construction or production of a qualifying asset which requires a substantial period to prepare for its intended use or sale, are capitalized as part of the cost of that asset when it is probable that the future economic benefits associated with the item will flow to the Company, and the costs can be measured reliably. Other borrowing costs are recognized as finance expenses in the period in which they are incurred.

The accounting policy applied to lease liabilities is disclosed in note 14 - Property, plant and equipment.